Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred taxation
Share-based payments	£ 2	£ (4)
Defined benefit plans	(144)	(247)	£ 94
Fair value movements on cash flow hedges	(2)		2
Fair value movements on equity investments	10	29	51
Total equity and comprehensive income	(134)	(222)	147
Total (charge)/credit to equity and statement of comprehensive income	(136)	(196)	186
Share-based payments	0		7
Defined benefit plans	(2)	26	32
Total equity and comprehensive income	£ (2)	£ 26	£ 39